Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2020
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

Note 16 — Condensed Financial Information of the Parent Company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2020 and 2019, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Farmmi, Inc.

Parent Company Balance Sheets

	As of September 30,
	2020	2019
Assets
Current assets
Cash	$2,122	$635,295

Non-current assets
Investment in subsidiaries	30,217,865	27,638,317
Total assets	$30,219,987	$28,273,612

Liabilities and Shareholders’ Equity

Current liabilities
Convertible notes payable	$—	$2,926,361
Due to related parties	1,894,811	2,652,882
Other current liabilities	40,000	—
Total liabilities	1,934,811	5,579,243

Commitments and contingencies

Shareholders’ equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 20,517,703 and 12,589,857 shares issued and outstanding at September 30, 2020 and 2019, respectively	20,518	12,590
Additional paid-in capital	20,335,228	15,762,867
Retained earnings	7,929,430	6,918,912
Total shareholders’ equity	28,285,176	22,694,369

Total liabilities and shareholders’ equity	$30,219,987	$29,367,052

Farmmi, Inc.

Parent Company Statements of Operations

	For the Years ended September 30,
	2020	2019	2018
Operating expenses:
General and administrative expenses	$(602,518)	$(619,325)	$(635,643)

Other expenses
Interest expenses	(135,865)	(1,087,775)	—
Amortization of debt issuance costs	(1,093,440)	(2,113,492)	—
Other expenses	(646)	(907)	(2,573)

Loss from operations	(1,832,469)	(3,821,499)	(638,215)
Equity in income of subsidiaries and VIE	2,656,075	3,514,062	3,860,247

Net income (loss) attributable to Farmmi, Inc.	$823,606	$(307,437)	$3,222,032

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the Years ended September 30,
	2020	2019	2018
Net cash provided by (used in) operating activities	$124,898	$(2,500,954)	$1,112,187
Net cash (used in) provided by financing activities	(758,071)	2,530,082	(506,020)
Net decrease (increase) in cash and restricted cash	(633,173)	29,128	606,167
Cash and restricted cash, beginning of year	635,295	606,167	—
Cash and restricted cash, end of year	$2,122	$635,295	$606,167